Contract Acquisition Costs and Intangible Asset, and Goodwill - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Contract Acquisition Costs and Intangible Asset
Contract Acquisition Costs, Amortization Expense	$ 600	$ 600
Intangible Asset, Amortization Expense	300	300
Goodwill	$ 3,903	$ 3,903
Liquidia PAH
Contract Acquisition Costs and Intangible Asset
Goodwill			$ 3,900